Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic loss per share
Loss of the year	€ (108,532)	€ (1,087)	€ (54,547)
Weighted average number of shares outstanding	62,322,875	58,499,545	54,382,147
Basic loss per share	€ (1.74)	€ (0.02)	€ (1.00)
Diluted loss per share
Loss of the year as used for basic loss per share	€ (108,532)	€ (1,087)	€ (54,547)
Adjustments to earnings relating to convertible bond	0	(27,229)	0
Loss of the year	€ (108,532)	€ (28,316)	€ (54,547)
Weighted average number of shares outstanding	62,322,875	58,499,545	54,382,147
Adjustments to number of shares relating to convertible bond	0	7,733,952	0
Weighted average number of shares outstanding after dilution effect	62,322,875	66,233,497	54,382,147
Diluted loss per share	€ (1.74)	€ (0.43)	€ (1.00)